Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Successor [Member]
Accrued Liabilities - Schedule of Accrued Liabilities (Details) [Line Items]
Employee-related liabilities	$ 49,117
Accrued taxes	85,148
Accrued legal expenses	172,000
Accrued interest
Penalty for late S-1 filing and effectiveness	645,693
Accrued consulting and professional services	538,000
Accrued toxicology expense	144,619
Accrued clinical services	26,879
Other accrued expenses	31,071
Total accrued liabilities	$ 1,692,527
Predecessor [Member]
Accrued Liabilities - Schedule of Accrued Liabilities (Details) [Line Items]
Employee-related liabilities		$ 68,697
Accrued taxes
Accrued legal expenses		46,466
Accrued interest		27,637
Penalty for late S-1 filing and effectiveness
Accrued consulting and professional services
Accrued toxicology expense
Accrued clinical services
Other accrued expenses		1,833
Total accrued liabilities		$ 144,633